7. TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	$ 3,819	$ 2,403	[1]
Trade receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	3,187	1,792
Receivables in MLJV and MWJV
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	511	583
Sales tax receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	67	18
Sundry receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade and other receivables	$ 54	$ 10

[1]	Category D=Loans and receivables